SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
SHAREHOLDERS' EQUITY
15.	SHAREHOLDERS’ EQUITY

Ordinary Shares

Upon completion of the Company’s initial public offering (“IPO”) in September 2010, the Company’s ordinary shares were converted into 50,767,426 Class A ordinary shares and 25,298,329 Class B ordinary shares. The Memorandum and Articles of Association were amended and restated such that the authorized share capital consisted of 600,000,000 ordinary shares at a par value of HK$1.00 per share.

In 2015, the Company completed various follow-on offerings which resulted in 70,736,679 Class A ordinary shares issued and outstanding as of December 31, 2015.

The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting rights. Each Class A ordinary share is entitled to one vote per share whereas each Class B ordinary share is entitled to 10 votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by its holder, but Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Upon any transfer of Class B ordinary shares by a Class B ordinary shareholder to any person or entity which is not an affiliate of such holder, such Class B ordinary shares will be automatically and immediately converted into the equal number of Class A ordinary shares.

No class B ordinary shares were converted into Class A ordinary shares for the years ended December 31, 2014, 2015 and 2016.

Treasury stock

Treasury stock represents shares repurchased and held by the Company. Treasury stock is accounted for under the cost method. On February 25, 2016, the board of directors approved a plan to repurchase ADS amounting to US$200,000 on the open market within a year. As of December 31, 2016, under the repurchase plan, the Company had repurchased an aggregate of 7,065,058 Class A ordinary shares on the open market for a total cash consideration of US$136,615. The repurchased shares are classified as “treasury stock” in shareholders’ equity on the Company’s consolidated balance sheets.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries. On February 10, 2015, the Company’s board of directors declared the distribution of dividends to the Company’s ordinary shareholders in the amount of US$82,751. As of December 31, 2015, all dividends declared had been paid.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and its articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The WOFEs were established as foreign invested enterprises and therefore are subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide a discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries were established as domestic invested enterprises and therefore are subject to the above mentioned restrictions on distributable profits.

As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. Amounts restricted include paid-in capital, statutory reserve funds and net assets of the Company’s PRC subsidiaries, as determined pursuant to PRC generally accepted accounting principles, totaling US$955,571 and US$742,676 as of December 31, 2015 and 2016, respectively. Therefore, in accordance with Rules 504 and 4.08(e)(3) of Regulation S-X, the condensed parent company only financial statements as of December 31, 2015 and 2016 and for each of the three years in the period ended December 31, 2016 are disclosed in Note 25.